UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number      811-21237

                    Unified Series Trust

(Exact name of registrant as specified in charter)

Unified Fund Services, Inc. 2960 N. Meridian Street, Suite 300 Indianapolis, IN 46208

(Address of principal executive offices)               (Zip code)

Christopher E. Kashmerick
Unified Fund Services, Inc.
2960 N. Meridian Street, Suite 300
Indianapolis, IN 46208
(Name and address of agent for service)

Registrant's telephone number, including area code:     317-917-7000

Date of fiscal year end:     8/31

Date of reporting period:     5/31/09

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Archer Balanced Fund
Schedule of Investments
May 31, 2009
(Unaudited)

Common Stocks - 51.17%	Shares	Value

Agriculture Chemicals - 1.78%
Mosaic Co. / The	1,000	$ 54,700
Syngenta AG (b)	2,000	97,600
		152,300

Aircraft Engines & Engine Parts - 1.23%
United Technologies Corp.	2,000	105,220

Computer & Office Equipment - 3.40%
Cisco Systems, Inc. (a)	10,000	185,000
International Business Machines Corp.	1,000	106,280
		291,280

Crude Petroleum & Natural Gas - 1.21%
Occidental Petroleum Corp.	1,550	104,021

Drilling Oil & Gas Wells - 2.20%
Noble Corp.	5,500	189,035

Electric Services - 4.33%
FPL Group, Inc.	5,000	282,650
Progress Energy, Inc.	2,500	88,775
		371,425

Electric & Other Services Combined - 4.30%
DPL, Inc.	4,000	87,040
Duke Energy Corp.	8,000	113,200
PG&E Corp.	2,000	73,420
Public Service Enterprise Group, Inc.	3,000	95,610
		369,270

Farm Machinery & Equipment - 0.14%
Deere & Co.	275	11,954

Food & Kindred Products - 1.10%
Unilever plc (b)	4,000	94,400

Natural Gas Distribution - 0.73%
Nicor, Inc.	2,000	62,900

Petroleum Refining - 3.66%
BP plc (b)	5,000	247,500
Chevron Corp.	1,000	66,670
		314,170

Pharmaceutical Preparations - 12.45%
Bristol-Myers Squibb Co.	15,125	301,290
Cubist Pharmaceuticals, Inc. (a)	15,000	255,900
Eli Lilly & Co.	10,000	345,700
Johnson & Johnson	3,000	165,480
		1,068,370

*See accompanying notes which are an integral part of these financial statements.

Archer Balanced Fund
Schedule of Investments - continued		.
May 31, 2009
(Unaudited)

Common Stocks - 51.17% - continued	Shares	Value

Retail - Drug Stores and Proprietary Stores - 0.69%
CVS Caremark Corp.	2,000	$ 59,600

Services - Business Services - 1.40%
Accenture, Ltd. - Class A	4,000	119,720

Services - Miscellaneous Amusement & Recreation - 2.82%
Walt Disney Co./ The	10,000	242,200

Services - Miscellaneous Health & Allied Services - 1.31%
DaVita, Inc. (a)	2,500	112,775

Services - Prepackaged Software - 2.01%
Microsoft Corp.	8,250	172,342

Ship & Boat Building & Repairing - 1.33%
General Dynamics Corp.	2,000	113,800

Soap, Detergent, Cleaning Preparations, Perfumes, Cosmetics - 0.91%
Procter & Gamble Co. / The	1,500	77,910

Steel Works, Blast Furnaces & Rolling & Finishing Mills - 1.05%
Titan International, Inc.	10,000	90,400

Surgical & Medical Instruments & Apparatus - 3.12%
3M Co.	3,000	171,300
Stryker Corp.	2,500	96,100
		267,400

TOTAL COMMON STOCKS (Cost $5,015,661)		4,390,492

Exchange-Traded Funds - 14.79%

iShares Dow Jones U.S. Oil & Gas Exploration & Production Index Fund	4,000	185,040
iShares Dow Jones U.S. Oil Equipment & Services Index Fund	5,000	182,900
iShares FTSE/Xinhua China 25 Index Fund	10,000	373,700
iShares MSCI Australia Index Fund	5,000	82,350
iShares MSCI Brazil Index Fund	2,000	110,400
iShares MSCI South Korea Index Fund	3,000	108,330
UltraShort 7-10 Year Treasury ProShares	4,000	226,332

TOTAL EXCHANGE-TRADED FUNDS (Cost $924,515)		1,269,052

Preferred Security - 0.76%
Credit Suisse Guernsey BRH, 7.90% callable on 03/28/2013	2,000	46,000
Wells Fargo, 5.85% callable on 07/06/2009	1,000	18,670

TOTAL PREFERRED SECURITY (Cost $62,951)		64,670

Bonus Certificate - 3.47%

CommerzBank AG, 0.00%, Due 10/17/2013, linked to S&P 500 Index	300	297,420

TOTAL BONUS CERTIFICATE (Cost $293,800)		297,420

*See accompanying notes which are an integral part of these financial statements.

Archer Balanced Fund
Schedule of Investments - continued
May 31, 2009
(Unaudited)

	Principal
Certificate of Deposit - 1.04%	Amount	Value

SunTrust Bank, 0.00%, 03/27/2014	100,000	$ 89,500

TOTAL CERTIFICATE OF DEPOSIT (Cost $97,621)		89,500

Corporate Bonds - 15.41%

AT&T, Inc., 6.70%, 11/15/2013	150,000	160,786
Bank of Oklahoma, 5.75%, 05/15/2017 (c)	75,000	68,369
Caterpillar Financial SE, 4.50%, 02/15/2011	100,000	100,075
Clorox Co., 4.20%, 01/15/2010	150,000	152,353
Dow Chemical Corp., 6.00%, 10/01/2012	50,000	50,057
Fedex Corp., 5.50%, 08/15/2009	200,000	201,292
Hewlett Packard Co., 4.75%, 06/02/2014	75,000	78,638
Home Depot, Inc., 5.20%, 03/01/2011	100,000	103,375
Home Depot, Inc., 5.25%, 12/16/2013	75,000	77,206
Simon Property Group LP, 4.875%, 03/18/2010	75,000	74,326
UnitedHealth Group, 5.125%, 11/15/2010	100,000	102,859
Whirlpool Corp., 8.60%, 05/01/2010	150,000	152,677

TOTAL CORPORATE BONDS (Cost $1,306,435)		1,322,013

Reverse Convertible Notes - 1.18%

Barclays Bank plc, 13.00%, 06/10/2009 convertible to Deere & Co.	100,000	101,070

TOTAL REVERSE CONVERTIBLE NOTES (Cost $99,931)		101,070

Structured Notes - 7.74%

HSBC Bank USA N.A., 0.00%, Due 07/17/2013, linked to S&P 500 Index	499,000	465,767
JPMorgan Chase Bank N.A, 0.00%, Due 11/25/2011, linked to Russell 2000 Index	100,000	98,910
JPMorgan Chase Bank N.A, 0.00%, Due 01/31/2012, linked to NDX & NKY Indices	100,000	99,650

TOTAL STRUCTURED NOTES (Cost $695,120)		664,327

Money Market Securities - 5.81%	Shares

Fidelity Institutional Money Market Portfolio - Class I, 0.85% (d)	498,595	498,595

TOTAL MONEY MARKET SECURITIES (Cost $498,595)		498,595

TOTAL INVESTMENTS (Cost $8,994,629) - 101.37%		$ 8,697,139

Liabilities in excess of other assets - (1.37)%		(117,339)

TOTAL NET ASSETS - 100.00%		$ 8,579,800

(a) Non-income producing.
(b) American Depositary Receipt.
(c) Variable rate security; the coupon rate shown represents the rate at May 31, 2009.
(d) Variable rate security; the money market rate shown represents the rate at May 31, 2009.

Tax Related
Gross unrealized appreciation		$ 539,263
Gross unrealized depreciation		(836,753)
Net unrealized depreciation		$ (297,490)

Aggregate cost of securities for income tax purposes		$ 8,994,629

*See accompanying notes which are an integral part of these financial statements.

Archer Balanced Fund

Related Notes to the Schedule of Investments

May 31, 2009
(Unaudited)

Securities Valuation - Equity securities are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust (the “Board”).

Fixed income securities are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Good faith pricing is permitted if, in the Advisor’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Advisor is aware of any other data that calls into question the reliability of market quotations. Investments in foreign securities, junk bonds or other thinly traded securities are more likely to trigger fair valuation than other securities.

The Fund may invest in reverse convertible notes, which are short-term notes (i.e., with maturities of one year) that are linked to individual equity securities. The issuers of these notes make regular interest payments to the holders, but these notes also have a put option attached, giving the issuer the right to exercise that option only if the price of the related security drops below a stated price.

Security Transactions and Related Income - The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Archer Balanced Fund

Related Notes to the Schedule of Investments

May 31, 2009

(Unaudited)

Fair Value Measurements - The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective September 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity.

Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

The following is a summary of the inputs used at May 31, 2009 in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments (i.e., off-balance sheet items)*
Level 1 – Direct Market Prices in Observable Markets or Quoted Prices	$ 6,312,309	$ -
Level 2 – Other Significant Observable Inputs	$ 2,384,830	$ -
Level 3 – Internal Unobservable Inputs	$ -	$ -
Total	$ 8,697,139	$ -

*Other financial instruments include call options, futures, forwards, and swap contracts.

FAS 157 requires a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value. The Fund did not hold any assets at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation is included for this reporting period.

Derivative Instruments and Hedging Activities – In March 2008, FASB issued the Statement on Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“SFAS 161”). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance, and cash flows. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund’s financial statements and related disclosures.

Item 2. Controls and Procedures.

(a)     Based on an evaluation of the registrant’s disclosure controls and procedures as of May 22, 2009, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b)     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications by the registrant's principal executive officer and principal financial officer, pursuant to the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2a under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Unified Series Trust

By

/s/ Anthony J. Ghoston

Anthony J. Ghoston, President

Date   6/19/2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

/s/ Anthony J. Ghoston

Anthony J. Ghoston, President

Date     6/19/2009

By

/s/ Christopher E. Kashmerick

Christopher E. Kashmerick, Treasurer

Date     6/19/2009